Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit (loss) [abstract]
Other income	$ 401	$ 756
Foreign exchange losses	(2,104)	(725)
Fair value change of financial assets at FVTPL	460	32
Fair value change of financial liabilities at FVTPL	676
Fair value change of convertible preferred shares	(76,430)	23,669
Research and development expenses	(16,518)	(17,999)
Administrative expenses	(9,652)	(5,097)
Finance costs	(60)	(44)
Other expense	(47,457)	(4,008)
Loss before taxation	(150,684)	(3,416)
Income tax expenses	(10)	(1)
Loss and total comprehensive loss for the period, net of taxation, attributable to owners of the Company	$ (150,694)	$ (3,417)
Loss per share
Basic loss per common share (US$)	$ (2.55)	$ (0.12)
Diluted loss per common share (US$)	$ (2.55)	$ (0.68)
Weighted average number of common shares outstanding - Basic	59,000	27,982
Weighted average number of common shares outstanding - Diluted	59,000	46,364